Equity-Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Interests In Other Entities [Abstract]
Schedule of Equity Method Investments Table

As at	December 31, 2023	December 31, 2022
Interest in joint venture	538,331	519,255

Disclosure of joint ventures

The following table summarizes the carrying amount of the Company’s interest in the joint venture:

Carrying amount
Balance at December 31, 2021	412,858
Capital contributions	119,137
Share of net loss	(43,002)
Share of other comprehensive income	31,923
Distributions	(1,661)
Balance at December 31, 2022	519,255
Capital contributions	25,089
Share of net earnings	6,758
Share of other comprehensive income (loss)	(12,771)
Balance at December 31, 2023	538,331

Summary of Financial Information of SunStream

The following table summarizes the financial information of SunStream:

As at	December 31, 2023	December 31, 2022
Current assets (including cash and cash equivalents - 2023: $0.3 million, 2022: $1.5 million)	2,675	5,437
Non-current assets	532,740	509,418
Current liabilities	(1,096)	(1,146)
Net assets (liabilities) (100%)	534,319	513,709

Year ended December 31	2023	2022
Revenue (loss)	14,098	(35,046)
Profit (loss) from operations	7,348	(42,627)
Other comprehensive income (loss)	(12,771)	31,923
Total comprehensive income (loss)	(5,177)	(10,619)